497(j)

333-49232/811-03240

VIA EDGAR

October 26, 2005

Division of Investment Management

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A ("Registrant")

The Variable Annuity Life Insurance Company ("Depositor")

Post-Effective Amendment on Form N-4

File Nos.: 333-49232 and 811-03240

Potentia(R) Fixed and Variable Deferred Annuity

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, please be advised that the October 25, 2005 supplements to the Prospectuses and Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A Potentia (R) Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 10 and Amendment No. 113 as filed electronically with the Securities and Exchange Commission, accession number 0000950129-05-010061.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ KATHERINE STONER

Katherine Stoner

Senior Counsel